UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

SEMI-ANNUAL REPORT

DECEMBER 31, 2010

 (UNAUDITED)

AZZAD FUNDS

8000 Town Centre Drive •  Suite 400  •  Broadview Heights, Ohio 44147

888-350-3369 or 440-922-0066  ·  Fax: 440-526-4446  •  www.azzad.net

Azzad Asset Management, Inc. • Advisor to the Azzad Funds

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Azzad Ethical Mid Cap Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 94.35%

Ball & Roller Bearings - 1.02%
3,000	RBC Bearings, Inc. *	117,240

Computer Storage Devices - 2.38%
5,500	Sandisk Corp. *	274,230

Construction-Special Trade Contractors - 1.57%
5,500	Chicago Bridge & Iron Company N.V. *	180,950

Crude Petroleum & Natural Gas - 5.22%
5,400	Canadian Natural Resources Ltd. (Canada)	239,868
12,000	Denbury Resources, Inc. *	229,080
3,000	Ecopetrol, SA ADR	130,860
		599,808
Electromedical & Electrotherapeutic Apparatus - 1.33%
2,200	Varian Medical Systems, Inc. *	152,416

Electronic Computers - 6.75%
1,600	Apple Computer, Inc. *	516,096
4,200	Teradata Corp. *	172,872
2,500	Lexmark International Group Class A *	87,050
		776,018
Gold and Silver Ores - 1.09%
900	SPDR Gold Trust *	124,848

Industrial Intruments for Measurement, Display and Control - 2.26%
3,400	Roper Industries Inc.	259,862

Men's and Boys' Furnishings, Work Clothes, and Allied Garments - 1.74%
1,800	Polo Ralph Lauren Corp. Class A	199,656

Metal Mining - 2.51%
3,700	Cliffs Natural Resources, Inc.	288,637

Mining & Quarrying of Non-metallic Minerals (No Fuels) - 1.52%
3,000	Sociedad Quimica Y Minera De Chile ADR	175,260

Miscellaneous Metal Ores - 1.96%
5,570	Cameco Corp.	224,917

Motors & Generators - 2.56%
7,500	Ametek, Inc.	294,375

Oil & Gas Filed Machinery & Equipment - 3.45%
4,000	Cameron International Corp. *	202,920
2,500	Drill-Quip, Inc. *	194,300
		397,220
Oil & Gas Field Services, NEC - 2.63%
3,400	Core Laboratories NV	302,770

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.11%
3,000	Edwards Lifesciences Corporation *	242,520

Petroleum Refining - 1.46%
6,000	Repsol-YPF SA ADR	167,640

Pharmaceutical Preparations - 2.45%
2,500	Novo Nordisk (Denmark) ADR *	281,425

Radio & TV Broadcasting & Communications Equipment - 1.00%
1,500	Loral Space & Communications, Inc. *	114,750

Radiotelephone Communications - 1.33%
1,600	Millicom International Cellular SA *	152,960

Railroads, Line-Haul Operating - 0.67%
1,200	CSX Corp.	77,532

Refrigeration & Service Industry Machinery - 1.84%
2,500	The Middleby Corp. *	211,050

Retail-Auto & Home Supply Stores - 3.55%
500	AutoZone Inc. *	136,295
4,500	O'Reilly Automotive Inc. *	271,890
		408,185
Retail-Grocery Stores - 1.24%
3,400	Companhia Brasileira De Distribuicao N/R (Brazil)	142,732

Rubber & Plastics Footwear - 2.43%
3,500	Deckers Outdoor Corp. *	279,090

Secondary Smelting & Refining - 0.75%
5,000	Titanium Metals Corp. *	85,900

Semiconductors & Related Devices - 6.09%
3,600	Altera Corp.	128,088
3,000	Cree, Inc. *	197,670
17,000	Micron Technology Inc. *	136,340
7,600	Netlogic Microsystems *	238,716
		700,814
Services-Business Services, NEC - 5.79%
5,100	Akamai Technologies, Inc. *	239,955
2,500	Mercadolibre, Inc. *	166,612
650	Priceline.com, Inc. *	259,708
		666,275
Services-Computer Programming - 5.43%
4,000	Patni Computer Systems LTD *	85,560
6,000	Vaneinfo Technologies, Inc. ADR *	207,240
7,000	Verisign Inc. *	228,690
6,666	Wipro Ltd. ADR *	103,123
		624,613
Services-Computer Programming, Data Processing, ETC - 4.50%
3,000	Baidu, Inc. ADR *	289,590
5,000	Red Hat Inc. *	228,250
		517,840
Services-Educational Services - 2.65%
2,900	New Oriental Education & Technology Group, Inc. (China) ADR *	305,167

Services-Prepackaged Software - 0.39%
8,600	China Information Security Technology, Inc. (China) *	44,806

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.20%
2,000	Church & Dwight Co., Inc.	138,040

Special Industry Machinery, NEC - 2.70%
9,600	Novellus Systems, Inc. *	310,272

Telephone & Telegraph Apparatus - 1.42%
4,500	Adtran, Inc.	162,945

Water Transportation - 2.49%
6,500	Kirby Corp. *	286,325

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.78%
3,000	Herbalife, LTD	205,110

Wholesale-Durable Goods - 2.04%
1,700	Grainger W. W.	234,787

Wholesale-Misc Durable Goods - 1.05%
5,500	Sims Group, LTD. ADR	120,120

TOTAL FOR COMMON STOCKS (Cost $7,857,146) - 94.35%		10,849,105

REAL ESTATE INVESTMENT TRUSTS - 2.26%
2,200	PS Business Parks, Inc.	122,584
1,350	Public Storage	136,917
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $265,056)		259,501

SHORT TERM INVESTMENTS - 0.08%
9,321	University Bank Savings Account (Cost $9,321) 2.11%**	9,321

TOTAL FOR INVESTMENTS (Cost $8,131,523) - 96.69%		11,117,927

OTHER ASSETS LESS LIABILITIES - 3.31%		380,846

NET ASSETS - 100.00%		$ 11,498,773

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at December 31, 2010.
ADR - American Depository Receipt

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.          These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best  information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 10,849,105	$ -	$ -	$ 10,849,105
	Real Estate Investment Trust	259,501	-	-	259,501
	Short-Term Investments:
	University Bank Savings Account	9,321	-	-	9,321

		$ 11,117,927	$ -	$ -	$ 11,117,927

The accompanying notes are an integral part of these financial statements.

	Wise Capital Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 7.17%

Calculating & Accounting Machines - 1.17%
4,651	Verifone Systems, Inc. *	$ 179,342

Commercial Banks Non-US - 2.57%
95,000	Kuwait Finance House *	391,753

Retail - Apparel & Accessory Stores - 1.18%
4,170	J Crew Group, Inc. *	179,894

Services - Business Services - 1.14%
3,692	Akamai Technologies, Inc. *	173,709

Services - Prepackaged Software - 1.11%
6,150	Taleo Corpration Class A *	170,047

TOTAL FOR COMMON STOCKS (Cost $1,057,481) - 7.17%		1,094,745

SUKUKS - 17.23%
500,000	CBB International Sukuk, 6.247%, 6/17/2014 (Bahrain)	558,750
500,000	EIB Sukuk, 0.5925%, 6/12/2012	470,000
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	496,504
500,000	TDIC Sukuk, Ltd., 4.949%, 10/21/2014 (Kenya)	523,956
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015	580,000
TOTAL FOR SUKUKS (Cost $2,622,389) - 17.23%		2,629,210

OPEN-END MUTUAL FUNDS - 4.64%
64,601	EFH Global Sukuk Plus Fund	707,962
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $705,563)		707,962

SHORT TERM INVESTMENTS - 44.06%
2,128,999	Gatehouse Bank Place, London 2.55%**	2,128,999
2,004,974	Kuveyt Turk Participation Bank	2,004,974
561,150	Kuwait Finance House Deposit Account	561,150
2,029,976	University Bank Savings Account 2.11%**	2,029,976
TOTAL SHORT-TERM INVESTMENTS (Cost $6,725,099) - 44.06%		6,725,099

TOTAL FOR INVESTMENTS (Cost $11,110,532) - 73.10%		11,157,016

OTHER ASSETS LESS LIABILITIES - 26.90%		4,105,801

NET ASSETS - 100.00%		$ 15,262,817

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates,  prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own  assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:
	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 1,094,745	$ -	$ -	$ 1,094,745
	Mutual Funds	707,962	-	-	707,962
	Sukuks	-	2,629,210	-	2,629,210
	Short-Term Investments:				-
	Gatehouse Bank Place, London 2.55%**	2,128,999			2,128,999
	Kuveyt Turk Participation Bank	2,004,974			2,004,974
	Kuwait Finance House Deposit Account	561,150			561,150
	University Bank Savings Account 2.11%**	2,029,976	-	-	2,029,976
		$ 8,527,806	$ 2,629,210	$ -	$ 11,157,016

The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Assets and Liabilities
December 31, 2010 (Unaudited)

	Azzad Ethical	Wise Capital
	Mid Cap Fund	Fund
Assets:
Investment Securities at Value (Cost $8,131,523 and $11,110,532, respectively)	$ 11,117,927	$ 11,157,016
Cash	381,208	3,931,689
Receivables:
Fund Shares Sold	-	179,902
Dividends & Interest	872	20,547
Prepaid Expenses	17,252	3,958
Total Assets	11,517,259	15,293,112
Liabilities:
Accrued Management Fees	10,904	16,823
Accrued Administrative Fees	2,268	2,268
Other Accrued Expenses	5,314	11,204
Total Liabilities	18,486	30,295
Net Assets	$ 11,498,773	$ 15,262,817

Net Assets Consist of:
Paid In Capital	$ 8,983,389	$ 15,186,709
Accumulated Undistributed Net Investment Gain (Loss)	(108)	3,796
Accumulated Realized Gain (Loss) on Investments	(470,912)	25,828
Unrealized Appreciation in Value of Investments	2,986,404	46,484
Net Assets, for 1,145,589 and 1,524,499 Shares Outstanding, respectively	$ 11,498,773	$ 15,262,817

Net Asset Value Per Share	$ 10.04	$ 10.01

Redemption Price Per Share ($10.04*0.98; $10.01*0.98) Note 4*	$ 9.84	$ 9.81
* The fund will charge a 2.00% redemption fee on shares redeemed within 180 days of purchase. The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Operations
For the six months ended December 31, 2010

	Azzad Ethical	Wise Capital
	Mid Cap Fund	Fund
Investment Income:
Dividends (Net of foreign taxes withheld $785 and $0, respectively)	$ 51,961	$ 11,202
Interest	-	101,187
Total Investment Income	51,961	112,389

Expenses:
Advisory Fees	39,893	86,729
Distribution Fees	4,987	3,644
Legal Fees	2,764	7,404
Transfer Agent Fees	13,493	18,424
Audit Fees	3,789	8,548
Registration Fees	2,771	3,662
Administrative Fees	4,536	4,536
Custody Fees	2,072	9,510
Miscellaneous Fees	1,314	1,630
Printing Fees	500	52
Trustee Fees	260	1,035
Insurance	412	60
Total Expenses	76,791	145,234
Fees Waived and Reimbursed by the Advisor (Note 3)	(27,423)	(36,640)
Net Expenses	49,368	108,594

Net Investment Income (Loss)	2,593	3,795

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	195,594	86,334
Net Change in Unrealized Appreciation on Investments	2,323,836	214,370
Net Realized and Unrealized Gain on Investments	2,519,430	300,704

Net Increase in Net Assets Resulting from Operations	$ 2,522,023	$ 304,499

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2010	6/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Gain (Loss)	$ 2,593	$ (24,794)
Net Realized Gain (Loss) on Investments	195,594	572,242
Unrealized Appreciation (Depreciation) on Investments	2,323,836	887,518
Net Increase (Decrease) in Net Assets Resulting from Operations	2,522,023	1,434,966

Distributions to Shareholders:
Net Investment Income	(2,651)	-
Realized Gains	(681,709)	-
Total Distributions	(684,360)	-

Capital Share Transactions (Note 4)	1,182,407	974,432

Total Increase in Net Assets	3,020,070	2,409,398

Net Assets:
Beginning of Period	8,478,703	6,069,305

End of Period (Includes Undistributed Net Investment Income/(Loss) of
($56) and $0, respectively)	$ 11,498,773	$ 8,478,703

The accompanying notes are an integral part of these financial statements.

Wise Capital Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	12/31/2010	6/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 3,795	$ 17,796
Net Realized Loss on Investments	86,334	(34,362)
Unrealized Depreciation on Investments	214,370	(167,886)
Net Decrease in Net Assets Resulting from Operations	304,499	(184,452)

Distributions to Shareholders:
Net Investment Income	(26,144)	(18,085)
Realized Gains	-	-
Total Distributions	(26,144)	(18,085)

Capital Share Transactions (Note 4)	2,194,133	12,992,866

Total Increase in Net Assets	2,472,488	12,790,329

Net Assets:
Beginning of Period	12,790,329	-

End of Period (Includes Undistributed Net Investment Income	$ 15,262,817	$ 12,790,329
of $3,796 and $0, respectively)

* For the period April 6, 2010 (commencement of investment operations) through June 30, 2010. The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2010		6/30/2010	6/30/2009	6/30/2008	6/30/2007	6/30/2006

Net Asset Value, at Beginning of Year	$ 8.24		$ 6.78	$ 9.25	$ 10.11	$ 9.65	$ 9.30

Income From Investment Operations:
Net Investment Loss *	0.00	***	(0.02)	(0.06)	(0.10)	(0.15)	(0.16)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.42		1.48	(2.41)	(0.21)	1.09	1.18
Total from Investment Operations	2.42		1.46	(2.47)	(0.31)	0.94	1.02

Distributions:
Net Investment Income	(0.62)		0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00		0.00	0.00	(0.55)	(0.48)	(0.67)
Total Distributions	(0.62)		0.00	0.00	(0.55)	(0.48)	(0.67)

Redemption Fees	0.00	***	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 10.04		$ 8.24	$ 6.78	$ 9.25	$ 10.11	$ 9.65

Total Return **	29.40%		21.53%	(26.70)%	(3.42)%	10.21%	11.04%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,499		$ 8,479	$ 6,069	$ 3,522	$ 3,154	$ 3,165
Before Waivers
Ratio of Expenses to Average Net Assets	1.54%	†	1.75%	3.36%	2.95%	2.45%	2.41%
Ratio of Net Investment Loss to Average Net Assets	(0.50)%	†	(1.05)%	(2.37)%	(2.12)%	(1.78)%	(1.81)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%	†	0.99%	1.90%	1.90%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(0.05)%	†	(0.29)%	(0.91)%	(1.07)%	(1.58)%	(1.65)%
Portfolio Turnover	20.12%		90.62%	21.11%	337.01%	535.74%	147.73%

† Annualized
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Azzad Funds
Wise Capital Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended
	12/31/2010		6/30/2010	****

Net Asset Value, at Beginning of Period	$ 9.82		$ 10.00

Income From Investment Operations:
Net Investment Income *	-	***	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.21		(0.19)
Total from Investment Operations	0.21		(0.17)

Distributions:
Net Investment Income	(0.02)		(0.01)
Realized Gains	0.00		0.00
Total Distributions	(0.02)		(0.01)

Net Asset Value, at End of Period	$ 10.01		$ 9.82

Total Return **	(2.11)%		(1.66)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,263		$ 12,790
Before Waivers
Ratio of Expenses to Average Net Assets	1.99%	†	2.16%	†
Ratio of Net Investment Loss to Average Net Assets	0.45%	†	0.00%	†
After Waivers
Ratio of Expenses to Average Net Assets	1.49%	†	1.49%	†
Ratio of Net Investment Income to Average Net Assets	0.05%	†	0.67%	†
Portfolio Turnover	269.57%		100.46%

† Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Amount calculated is less than $0.005.
**** For the period April 6, 2010 (commencement of investment operations) through June 30, 2010.
The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 1. Organization

The Azzad Fund, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds.  The Azzad Ethical Mid Cap Fund (the “Mid Cap Fund”), commenced operations on December 22, 2000 and is registered as a non-diversified fund.  The Wise Capital Fund (the “Wise Fund”), commenced operations on April 6, 2010 and is registered as a non-diversified fund. The series included in these financial statements are collectively referred to as the "Funds". Azzad Asset Management, Inc. (“Advisor”) is the investment advisor to both Funds (see Note 3).

The Mid Cap Fund’s primary investment objective is to provide shareholders with long-term capital appreciation consistent with ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Note 2.  Summary of Significant Accounting Policies

Codification

The Financial Accounting Standards Board (FASB) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles in the United States of America (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds have implemented the Codification.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

The Funds adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.  The Funds did not have any activity in derivatives for the six months ended December 31, 2010.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid

AZZAD FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Sukuks –The Wise Fund may invest in Sukuks. Sukuks are certificates, similar to bonds, issued by the issuer to obtain an up-front payment in exchange for an income stream to be generated by certain assets of the issuer. Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee.  The issuer also makes a contractual promise to buy back the certificate at a future date at par value.  While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk.  Issuers of Sukuks are anticipated to be international financial institutions, foreign governments and agencies of foreign governments.  Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment.  At December 31, 2010 17.23% of the Wise Fund’s net assets were invested in Sukuks.

Security Transactions and Related Investment Income- Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes- The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to their shareholders. Accordingly, no federal income tax provision is required.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2007-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended December 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Mid Cap Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders- Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds will distribute their net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

AZZAD FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 3. Transactions with the Advisor and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 0.80% and 1.19% of the average daily net assets for the Mid Cap Fund and Wise Fund.

For the six months ended December 31, 2010, the Advisor earned $39,893 and $86,729 for the Mid Cap and Wise Fund, respectively. At December 31, 2010 the Advisor was owed $10,904 and $16,823 for the Mid Cap and Wise Fund, respectively.

The Fund’s adviser has agreed to contractually waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 0.99% and 1.49%, for Azzad Ethical Mid Cap Fund and Wise Capital Fund, respectively, of average daily net assets for a five year period beginning July 1, 2009 and ending June 31, 2014 for Azzad Ethical Mid Cap Fund and  December 1, 2008 and ending November 31, 2013 for Wise Capital Fund.  Any waiver or reimbursement of operating expenses by the Advisor is subject to repayment by the Funds within three fiscal years after such reimbursement or waiver occurred, if the Funds are able to make the repayment without exceeding the 0.99% expense limitation (or, if less, the expense limitation then in place). For the six months ended December 31, 2010, the Advisor waived fees of $27,423 and $36,640 for the Mid Cap Fund and Wise Fund, respectively.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to the Advisor during the following three year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of June 30, 2010, the unreimbursed amounts paid or waived by the Advisor on behalf of the Mid Cap Fund and Wise Fund are $138,609 and $17,893, respectively.  As of June 30, 2010, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Azzad Ethical Mid-Cap Fund
June 30, 2008	June 30, 2011	$ 35,196
June 30, 2009	June 30, 2012	$ 38,667
June 30, 2010	June 30, 2013	$ 64,746

Fiscal Year Ended	Recoverable Through	Wise Capital Fund
June 30, 2010	June 30, 2013	$ 17,893

Administrative  Agreement - The Funds have an Administrative Agreement with the Advisor.  Pursuant to the  Administrative Agreement the Advisor, subject to the overall supervision and review of the Board of Trustees of The Trust, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Advisor $750 per month; per Fund.   For the six months ended December 31, 2010 the Mid Cap Fund paid the Advisor $4,536.  For the six months ended December 31, 2010 the Wise Fund paid the Advisor $4,536 in administrative fees.  As of December 31, 2010, $2,268 and $2,268 was owed to the Advisor in administrative fees from the Mid Cap and Wise Funds respectively.

Note 4. Capital Share Transactions

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

AZZAD FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of capital share activity for the years indicated:

Azzad Mid Cap Fund	Six Months Ended 12/31/2010	Year Ended 6/30/2010
	Shares	Amount	Shares	Amount
Shares Sold	150,119	$1,478,002	328,573	$2,650,839
Shares issued in reinvestment of distributions	31,575	318,274	-	-
Shares redeemed	(64,339)	(607,671)	(194,838)	(1,676,407)
Net Increase	117,355	$1,188,605	133,735	$974,432

As of December 31, 2010 paid-in-capital totaled $8,983,337.

The following is a summary of capital share activity for period indicated:

Wise Capital Fund	Six Months Ended 12/31/2010	Period 4/6/2010 through 6/30/2010
	Shares	Amount	Shares	Amount
Shares Sold	363,714	$3,633,548	1,371,391	$13,671,737
Shares issued in reinvestment of distributions	15	146	1,842	18,085
Shares redeemed	(142,185)	(1,423,846)	(70,277)	(696,956)
Net Increase	221,544	$2,209,848	1,302,956	$12,992,866

As of December 31, 2010 paid-in-capital totaled $15,186,709.

Shareholders of the Mid Cap Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 90 days after their purchase. For the six months ended December 31, 2010, $52 of redemption fees was collected from shareholders of the Mid Cap Fund.

Shareholders of the Wise Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 180 days after their purchase, for redemptions greater than $50,000.  For the six months ended December 31, 2010, no redemption fees were collected from shareholders of the Wise Fund.

Note 5. Investment Transactions

For the six months ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,719,241 and $1,910,824, respectively for the Mid Cap Fund. For the six months ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $10,861,263 and $11,060,592, respectively for the Wise Fund.

AZZAD FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 6. Tax Matters

As of June 30, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities are as follows:

	Mid Cap Fund	Wise Fund

Undistributed ordinary income	$ -	$ -

Capital loss carryforward expiring 6/30/2018 +	$(229)	$ -

Post-October capital loss deferrals between 11/1/09 and 6/30/10 *	$(25,642)	$ (28,642)

Gross unrealized appreciation on investments	$1,014,740	$9,936
Gross unrealized depreciation on investments	(352,172)	(183,542)
Net unrealized appreciation/(depreciation) on investments	$662,568	$ (173,606)

Cost of investments, including Short-Term investments **	$7,726,299	$ 7,136,591

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

** The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The Azzad Mid Cap Fund did not pay any distributions for the years ended June 30, 2009 and June 30, 2010.  The Wise Fund paid a distribution for the period April 6, 2010 through June 30, 2010 of $0.0139 per share to shareholders of record on June 30, 2010.  The tax character of distributions paid for the period April 6, 2010 (commencement of investment operations) through June 30, 2010 is as follows:

2010
Ordinary income	$18,085

Note 7. Distribution Plan

The Funds maintains a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to pay distribution expenditures incurred in connection with the sale and promotion of the Funds and the furnishing of services to shareholders of the Funds.  The Plan provides that the Funds may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of the Funds for the Mid Cap Fund and Wise Fund, respectively.  As of July 1, 2007,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Funds; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Funds’ Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Funds; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Funds’ assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.

AZZAD FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2010, FolioFn, in aggregate, owned approximately 51.76% and 99.47% of the shares of the Mid Cap Fund and the Wise Capital Fund, respectively for the benefit of others.

Note 9.

 New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

Azzad Funds
Expense Illustration
December 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based  on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds'  actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing  in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Mid Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1,2010 to December 31,2010

Actual	$1,000.00	$1,297.11	$5.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Wise Capital Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1,2010 to December 31,2010

Actual	$1,000.00	$1,022.13	$7.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2010 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Age: 74	Trustee Since 2000 - Indefinitely	2	Managing Director of IQRA International Education Foundation (publisher of religious books) (1995 to present)
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Age: 62	Trustee Since 2000 - Indefinitely	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)
Ali Khan 330 Tuttle Drive Bloomingdale IL 60108 Age: 67	Trustee Since 2008 - Indefinitely	2	Vice President (Finance) of Sonoscan Inc.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Bashar Qasem [1] 3141 Fairview Park Drive Suite 460 Falls Church, VA 22402 Age: 46	Chairman, Treasurer and Trustee Since 2001 - Indefinitely	2	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999)

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

AZZADS FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

APPROVAL OF MANAGEMENT AGREEMENT

Nature, Quality and Extent of Services Provided. The Trustees noted that pursuant to the Funds’ management agreement, Azzad Asset Management, Inc. (“Azzad”), subject to the board’s direction, is responsible for providing advice and guidance with respect to the Funds and for managing the investment of each Funds’ assets. Under the management agreement, Azzad is responsible for applying social and ethical screens to a universe of securities. In addition, the board noted that Azzad manages the Funds’ business and serves as the Funds’ administrator, pursuant to an administration agreement. The Trustees considered the scope and quality of the services provided by Azzad, such as the day to day portfolio management of the Funds, including managing the Funds to ensure that they are in line with their ethical investment guidelines.  The Trustees considered the professional experience and qualifications of the portfolio management team. They also considered Azzad’s capabilities and experience in the socially responsible investment community, and quality of management and administrative services provided to the Funds. In addition, in light of a recent SEC examination, they considered the compliance policies, procedures and record of Azzad. The Trustees concluded that Azzad had the necessary capabilities, resources and personnel to continue providing services under the management agreement with the Azzad Funds.

Investment Results. The Trustees reviewed information provided to them by Azzad regarding the investment returns of the Azzad Ethical Mid Cap Fund for each full calendar year since inception as of December 31, 2009, and for the year to date and 1-, 3-, 5-, and 10-year periods ended December 31 as well as cumulative performance from inception through May 5, 2010. They considered the performance of the S&P 400 Index, the benchmark for the Azzad Ethical Mid Cap Fund, for the same period, as well as the

AZZADS FUNDS

AZZAD ETHICAL MID CAP FUND

WISE CAPITAL FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

performance of the Morningstar Mid Cap Growth Index. The Trustees also considered the unfavorable recent market conditions. It was noted that performance information for the Wise Capital Fund is mostly nonexistent since the Fund was launched recently. The Trustees concluded that they would continue to monitor closely the performance of the Funds.

Fees and Other Expenses. The Trustees considered the management fees paid to Azzad with respect to the Azzad Ethical Mid Cap and Wise Capital Fund, as well as each Fund’s expense cap agreements. The Trustees considered the fees that Azzad charges its other clients with similar investment objectives and strategies (namely those in Azzad’s Ethical Wrap Program). The Trustees considered that Azzad (and not the Funds) pay for various Fund expenses including the portfolio management, research services and subscriptions. The Trustees compared the Azzad Ethical Mid Cap and Wise Capital Fund’s management fees versus other similar Funds (taking into account each Fund’s expense cap agreement). Trustees noted that such fees were slightly less than the median management fees of the peer group for Azzad Ethical Mid Cap Fund. However, such fees were slightly higher than the median management fees of the peer group for Wise Capital Fund. The Trustees noted that the Wise Capital Fund was a unique Fund and therefore the analysis is not entirely comparable. In light of the foregoing, and taking into account such other matters as the Trustees considered relevant in the exercise of their reasonable judgment, the Trustees concluded that the management fees payable with respect to the Wise Capital Fund and Azzad Ethical Mid Cap Fund were reasonable and supported continuance of the management agreement.

Costs of Services Provided and Profitability. The Trustees reviewed information provided to them by Azzad concerning Azzad’s costs and profitability with respect to the advisory services provided. The Trustees reviewed Azzad’s financial information as of the date the financial statements were issued. They concluded that they were satisfied that Azzad’s level of profitability with respect to the Funds was reasonable in view of the nature, quality and extent of services provided.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Azzad as assets grew and the extent to which economies of scale were reflected in the fees charged under the management agreement. The Trustees noted that there were no breakpoints in the fees charged under the management agreement. The Trustees concluded that as the Funds’ assets increase significantly, they will revisit this issue with Azzad. Azzad noted that it would be willing to establish such breakpoints in management fees at some point in the future when assets increase significantly in the Funds (beyond $25 million dollars). The Trustees concluded that Azzad’s initial agreement to include such breakpoints in the future is a positive factor in support of the continuance of the management agreement.

Other Benefits. The Trustees considered the other benefits that Azzad receives from its relationship with the Azzad Funds. The Trustees reviewed the character and amount of payment received by Azzad in connection with the Funds including their administrative fees. The Trustees considered the brokerage practices of Azzad, including their use of soft dollar arrangements noting that soft dollars were used very rarely. The Trustees also considered the intangible benefits that would continue to accrue to Azzad by virtue of their relationship with the Funds. The Trustees concluded that the benefits received by Azzad were reasonable and supported the approval of the continuance of the management agreement.

Therefore, upon motion duly made by independent trustee members, and unanimously approved, it was

VOTED: To approve the management (advisory) agreement between the Azzad Funds and Azzad Asset Management on May 6, 2010.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 3, 2011